SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) - Key management personnel of entity or parent [member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Fees	$ 170,000	$ 75,000
Basic salaries, allowances and all benefits-in-kind	3,621,818	2,532,911	2,029,445
Pension costs - defined contribution plans	151,328	62,877	14,055
Share-based payments	6,363,957	18,312,630	7,392,836
Key management compensation	$ 10,307,103	$ 20,983,418	$ 9,436,336